Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share premium	Revaluation reserve	Statutory surplus reserve	Retained earnings	Foreign currency translation reserve	Preferred C equity interest	Preferred D equity interest	Preferred A equity interest	Total
Balance at Dec. 31, 2019	$ 259	$ 9,199,779	$ 184,272	$ 6,084,836	$ 46,073,808	$ (7,098,568)				$ 54,444,386
Shares issued for stock based compensation	56	1,332,698								1,332,754
Shares issued for acquisition of subsidiary	26	780,166								780,192
Loss for the year					(5,667,417)					(5,667,417)
Other comprehensive loss for the year						3,641,747				3,641,747
Balance at Dec. 31, 2020	341	11,312,643	184,272	6,084,836	40,406,391	(3,456,821)				54,531,662
Shares issued for stock based compensation	130	4,407,724								4,407,854
Shares issued for shareholders’ loan	67	809,485								809,552
Preferred shares issued							1,500,000	3,900,000	1,500,000	6,900,000
Preferred shares converted into common stock	52	1,039,948						(780,000)	(260,000)
Declared dividend of right		7,149,994			(7,149,994)
Loss for the year					(37,215,483)					(37,215,483)
Other comprehensive loss for the year						1,438,756				1,438,756
Balance at Dec. 31, 2021	590	24,719,794	184,272	6,084,836	(3,959,085)	(2,018,065)	1,500,000	3,120,000	1,240,000	30,872,341
Shares issued for stock based compensation	5,473	53,239,760								53,245,233
Disposal of subsidiaries			6,084,836	(6,084,836)		2,103,322				2,103,322
Loss for the year					(73,492,431)					(73,492,431)
Other comprehensive loss for the year						(402,573)				(402,573)
Balance at Dec. 31, 2022	$ 6,063	$ 77,959,554	$ 6,269,108		$ (77,451,517)	$ (317,316)	$ 1,500,000	$ 3,120,000	$ 1,240,000	$ 12,325,892